The Hartford MidCap Fund Annual Fund Operating Expenses - The Hartford MidCap Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.13%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.91%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.86%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.48%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.17%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.86%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.76%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.86%
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.76%